Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 09, 2022	May 31, 2016	May 31, 2026	May 31, 2023	May 31, 2017	May 31, 2024	May 31, 2018	May 31, 2025	May 31, 2019	May 31, 2026	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000193018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			High Yield Municipal Bond Fund (Class R6/JCTRX)
Accumulated Value		$ 1,000,000			$ 1,007,560.48		$ 1,044,705.426319		$ 1,110,669.756677		$ 1,070,585.685159	$ 1,252,649.508189	$ 1,141,978.17467	$ 1,100,626.996508	$ 1,181,025.322192	$ 1,220,072.121569	$ 1,302,272.492042
C000178765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			High Yield Municipal Bond Fund (Class I/JHYMX)
Accumulated Value		250,000			252,286.4475		261,602.651853		277,690.487687		267,566.25628	313,020.417248	285,226.482985	274,817.76143	295,294.594977	304,433.248079	325,166.001642
C000001876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			High Yield Municipal Bond Fund (Class C/JCTFX)
Accumulated Value		10,000			10,000.4206		10,278.335289		10,813.220782		10,324.615237	11,972.566309	10,809.696565	10,320.262366	10,990.579609	11,229.359403	11,887.325526
C000001874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			High Yield Municipal Bond Fund (Class A/JHTFX)
Accumulated Value		9,600			9,672.580608		10,016.025508		10,616.292527		10,212.855257	11,931.762338	10,854.273608	10,441.180686	11,202.871917	11,532.106734	12,299.351057
C000001877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Municipal Opportunities Fund (Class A/TAMBX)
Accumulated Value		9,600			9,632.403456		9,788.439819		10,331.589773		10,341.12955	11,307.122693	10,522.096867	10,476.214106	10,857.240823	11,134.596748	11,844.890601
C000001879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Municipal Opportunities Fund (Class C/TBMBX)
Accumulated Value		10,000			9,958.8414		10,044.632736		10,523.091439		10,454.326404	11,334.431504	10,478.781895	10,354.789717	10,651.228915	10,841.796975	11,447.38441
C000178766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Municipal Opportunities Fund (Class I/JTBDX)
Accumulated Value		250,000			251,185.295		255,639.063977		270,221.610923		271,165.92196	296,612.490016	276,761.41734	275,677.727567	286,132.888088	293,881.67286	313,088.917925
C000193019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Municipal Opportunities Fund (Class R6/JTMRX)
Accumulated Value		1,000,000			1,003,375.36		1,021,172.278929		1,079,674.095076		1,082,667.545488	1,184,652.045817	1,105,727.64782	1,101,613.191013	1,144,823.891318	1,175,157.763347	1,254,336.75577
C000236445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Short Duration Municipal Opportunities Fund (Class R6/JHSKX)
Accumulated Value	$ 1,000,000			$ 1,018,431.84		$ 1,082,917.569226		$ 1,138,273.174904		$ 1,196,085.07916
C000236448 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Short Duration Municipal Opportunities Fund (Class I/JHSJX)
Accumulated Value	250,000			254,564.9075		270,645.345038		284,320.412893		298,525.055035
C000236447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Short Duration Municipal Opportunities Fund (Class C/JHSHX)
Accumulated Value	10,000			10,094.3191		10,625.833857		11,063.506959		11,524.012271
C000236446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Short Duration Municipal Opportunities Fund (Class A/JHSFX)
Accumulated Value	9,775			9,939.206706		10,551.400216		11,057.123658		11,603.660363
Bloomberg Municipal Bond C000193018 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,014,591.4		1,025,894.222136		1,091,595.186223		1,135,019.86883	1,188,767.236492	1,108,001.950601	1,113,434.938446	1,143,194.961093	1,166,375.250952	1,244,196.425874
Bloomberg Municipal Bond C000178765 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			253,647.85		256,473.555534		272,898.796556		283,754.967208	297,191.809124	277,000.487651	278,358.734612	285,798.740274	291,593.812739	311,049.10647
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000		10,067.2179	10,145.914	10,336.295708	10,258.942221	10,545.882295	10,915.951862	11,249.509151	11,350.198688	11,887.672365	11,080.019506	11,134.349384	11,431.94961	11,663.752509	12,441.964258
Bloomberg Municipal Bond C000236448 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000			251,680.4475		258,407.392702		263,647.057386		281,237.728788
Bloomberg Municipal Bond C000236445 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000			1,006,721.79		1,033,629.57081		1,054,588.229546		1,124,950.915153
Bloomberg High Yield Municipal Bond C000193018 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,045,990.97		1,112,688.77248		1,199,051.224245		1,171,273.835717	1,374,748.26436	1,288,521.441198	1,260,598.949633	1,363,820.37173	1,413,447.612945	1,501,262.484125
Bloomberg High Yield Municipal Bond C000178765 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			261,497.7425		278,172.19312		299,762.806061		292,818.458929	343,687.06609	322,130.360299	315,149.737408	340,955.092932	353,361.903236	375,315.621031
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg High Yield Municipal Bond Index
Accumulated Value		$ 10,000			$ 10,459.9097		$ 11,126.887725		$ 11,990.512243		$ 11,712.738358	$ 13,747.482645	$ 12,885.214413	$ 12,605.989497	$ 13,638.203718	$ 14,134.47613	$ 15,012.624842
Bloomberg Municipal 1 5 Year C000236448 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000			249,988.14		256,315.874798		266,797.217882		276,499.778945
Bloomberg Municipal 1 5 Year C000236445 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000			999,952.56		1,025,263.499192		1,067,188.871527		1,105,999.11578
Bloomberg Municipal 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 1-5 Year Index
Accumulated Value	$ 10,000			$ 9,999.5256		$ 10,252.634992		$ 10,671.888715		$ 11,059.991158